DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Reconciliation of Changes in Inventories [Abstract]
Inventories at the beginning of the year	$ 183,745	[1]	$ 241,477		$ 240,933
Puchases	8,860,447		6,013,669		5,453,359
Operating costs	7,504,392		5,864,281		4,572,609
Inventories at the end of the year	(360,274)		(183,745)	[1]	(241,477)
Total	$ 16,188,310		$ 11,935,682	[1]	$ 10,025,424	[1],[2]

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.